Assets held for sale	12 Months Ended
Dec. 31, 2018
Disclosure of assets held for sale [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
(13)	Assets held for sale

As of December 31, 2018, 2017 and 2016, assets held for sale are as follows:

	December 31,
	2018	2017	2016
Buildings	$18,920	18,920	21,551
Land	27,310	27,765	32,338
Other	2,839	2,838	2,839
Total	$49,068	49,523	56,728

The Company recognized gains (losses) on sales of these assets of (13), $2,437 and $0 during 2018, 2017 and 2016, respectively.